Fixed Assets - Schedule of Fixed Assets (Details) (OWP Ventures, Inc.) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Fixed assets, gross	$ 720,898	$ 358,400
Less: accumulated depreciation	(6,966)	(1,961)
Total	713,932	356,439
OWP Ventures, Inc. [Member]
Fixed assets, gross		358,400
Less: accumulated depreciation		(1,961)
Total		356,439
Office Equipment [Member]
Fixed assets, gross	23,469	18,314
Office Equipment [Member] | OWP Ventures, Inc. [Member]
Fixed assets, gross		18,314
Furniture and Fixtures [Member]
Fixed assets, gross	32,216	23,595
Furniture and Fixtures [Member] | OWP Ventures, Inc. [Member]
Fixed assets, gross		23,595
Construction in Progress [Member]
Fixed assets, gross	$ 156,909	316,491
Construction in Progress [Member] | OWP Ventures, Inc. [Member]
Fixed assets, gross		$ 316,491